INCOME TAX - Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 23,693	$ 15,961
Valuation allowance	(23,693)	(15,961)
Net deferred tax assets	0	0
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	20,248	13,256
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,303	1,526
Depreciation/CCA differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(6)	(10)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 6	$ 43